Offerings	Mar. 31, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	CommonStock, parvalue$0.0001per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	PreferredStock, parvalue$0.0001per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 7,846,018.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,083.54
Offering Note

(2)

This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $200,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Maximum Aggregate Offering Price	$ 4,500,003.19
Carry Forward Form Type	S-3
Carry Forward File Number	333-271276
Carry Forward Initial Effective Date	Apr. 25, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 192,153,981.91
Carry Forward Form Type	S-3
Carry Forward File Number	333-271276
Carry Forward Initial Effective Date	Apr. 25, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,175.37
Offering Note

(4)

The Registrant previously filed a Registration Statement Form S-3 (File No. 333-271276) filed on April 14, 2023 (the “Prior Registration Statement”), which was declared effective on April 25, 2023, that registered $200,000,000 of securities to be offered by the Registrant from time to time. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 409,661 shares of common stock underlying unexercised warrants and $192,153,981.91 of unsold unallocated shelf securities (collectively, the “Unsold Securities”) that were previously registered on the Prior Registration Statement. In connection with the registration of the Unsold Securities on the Prior Registration Statement, the Registrant paid a filing fee of $21,671.27 (calculated based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The Registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this Registration Statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this Registration Statement. Accordingly, the Amount of Registration Fee in the table above reflects only the registration fee attributable to the $7,846,018.09 of new securities registered on this Registration Statement. The registration fee previously paid by the Registrant relating to the Unsold Securities included on this Registration Statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.